Fair Value Measurements - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014		Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfers into level 1	¥ 3,460	¥ 6,631
Transfers out of level 1	13,376	2,250
Impairment of long-lived assets	18,926	72,724
Impairment of goodwill	177,135	13,264	[1]
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of goodwill	0	0
Home Entertainment & Sound | LCD Television Assets Group
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets	4,929	7,798		¥ 7,617
Devices segment | Battery Business Asset Group
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets		32,107
All Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of goodwill	1,090	13,264	[1]
All Other | Disc Manufacturing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of long-lived assets	¥ 8,608	12,303
Impairment of goodwill		¥ 13,264
Battery business | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, discount rate		10.00%
Battery business | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate		0.00%
Battery business | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate		15.00%
Disc manufacturing business | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, discount rate	10.00%	10.00%
Disc manufacturing business | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue decline rate	(5.00%)	(6.00%)
Disc manufacturing business | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue decline rate	(9.00%)	(13.00%)
Mobile Communications
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of goodwill	¥ 176,045
Mobile Communications | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, discount rate	12.00%
Mobile Communications | Minimum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate	(3.00%)
Mobile Communications | Maximum | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements, projected revenue growth rate	11.00%

[1]	For the fiscal year ended March 31, 2014, the impairment loss recorded in All Other relates to the disc manufacturing business. Refer to Note 13.